Exhibit 1

J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-MINN
Commercial Mortgage Pass-Through Certificates, Series 2018-MINN

Report To:

J.P. Morgan Chase Commercial Mortgage Securities Corp.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

15 November 2018

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp. JPMorgan Chase Bank, National Association J.P. Morgan Securities LLC 383 Madison Avenue New York, New York 10179

Re: J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-MINN (the “Issuing Entity”) Commercial Mortgage Pass-Through Certificates, Series 2018-MINN (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”) with respect to the Mortgage Loan (as defined in Attachment A) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Issuing Entity (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

15 November 2018

Attachment A Page 1 of 5

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of a single componentized promissory note issued by W Minneapolis Owner VIII, L.L.C. (the “Borrower”), evidencing a two-year interest-only (subject to three successive one-year extension options) floating rate loan (the “Mortgage Loan”) and
b.	The Mortgage Loan is secured by, among other things, a first mortgage lien on the Borrower’s leasehold interest in the Hilton Minneapolis, a full service hotel in Minneapolis, Minnesota (the “Property”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan and Property as of 9 November 2018 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan and Property as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

Attachment A Page 2 of 5

4.	Using the “First Payment Date” of the Mortgage Loan, as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date,
b.	Initial Maturity Date and
c.	Fully Extended Maturity Date

of the Mortgage Loan, all as shown on the Final Data File, we recalculated the:

i.	Original Mortgage Loan Term to Maturity (Excluding Extensions) and
ii.	Original Mortgage Loan Term (Including Extensions)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Seasoning,
b.	Original Mortgage Loan Term to Maturity (Excluding Extensions) and
c.	Original Mortgage Loan Term (Including Extensions)

of the Mortgage Loan, all as shown on the Final Data File, we recalculated the:

i.	Remaining Mortgage Loan Term to Maturity (Excluding Extensions) and
ii.	Remaining Mortgage Loan Term (Including Extensions)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	The applicable Source Document indicates that the Mortgage Loan is interest-only for its entire term, including during the extension period options. Based on this information, the Depositor instructed us to:
a.	Use “0” for the:
i.	Original Mortgage Loan Amortization Term (Excluding Extensions),
ii.	Original Mortgage Loan Amortization Term (Including Extensions),
iii.	Remaining Mortgage Loan Amortization Term (Excluding Extensions) and
iv.	Remaining Mortgage Loan Amortization Term (Including Extensions)

of the Mortgage Loan,

b.	Use the “Original Mortgage Loan Term to Maturity (Excluding Extensions)” of the Mortgage Loan, as shown on the Final Data File, for the “Mortgage Loan IO Period” and
c.	Use the “Original Mortgage Loan Balance” of the Mortgage Loan, as shown on the Final Data File, for the:
i.	Principal balance of the Mortgage Loan as of the Reference Date (the “Cut-off Date Mortgage Loan Amount ($)”),
ii.	Principal balance of the Mortgage Loan as of the “Initial Maturity Date” of the Mortgage Loan (the “Initial Maturity Mortgage Loan Balance”) and
iii.	Principal balance of the Mortgage Loan as of the “Fully Extended Maturity Date” of the Mortgage Loan (the “Final Maturity Mortgage Loan Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 5

8.	Using the:
a.	Mortgage Loan Margin,
b.	LIBOR Floor and
c.	LIBOR Rounding Methodology

of the Mortgage Loan, all as shown on the Final Data File, and a LIBOR assumption of 2.30700% that was provided by the Depositor, we recalculated the “Mortgage Loan Interest Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	LIBOR Cap and
b.	Mortgage Loan Margin

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Mortgage Loan Interest Rate (At LIBOR Cap)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Original Mortgage Loan Balance,
b.	Mortgage Loan Interest Rate,
c.	Mortgage Loan Interest Rate (At LIBOR Cap) and
d.	Accrual Basis

of the Mortgage Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraphs of this Item 10., we recalculated the:

i.	Annual Mortgage Debt Service,
ii.	Monthly Mortgage Debt Service,
iii.	Annual Mortgage Debt Service (At LIBOR Cap) and
iv.	Monthly Mortgage Debt Service (At LIBOR Cap)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mortgage Debt Service” of the Mortgage Loan as the product of:

a.	The “Original Mortgage Loan Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mortgage Debt Service” of the Mortgage Loan as 1/12th of the “Annual Mortgage Debt Service” of the Mortgage Loan, as shown on the Final Data File.

Attachment A Page 4 of 5

10. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mortgage Debt Service (At LIBOR Cap)” of the Mortgage Loan as the product of:

a.       The “Original Mortgage Loan Balance,” as shown on the Final Data File,

b.	The “Mortgage Loan Interest Rate (At LIBOR Cap),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mortgage Debt Service (At LIBOR Cap)” of the Mortgage Loan as 1/12th of the “Annual Mortgage Debt Service (At LIBOR Cap)” of the Mortgage Loan, as shown on the Final Data File.

11.	Using the:
a.	TTM NOI ($),
b.	TTM NCF ($),
c.	Annual Mortgage Debt Service,
d.	Annual Mortgage Debt Service (At LIBOR Cap),
e.	Cut-off Date Mortgage Loan Amount ($),
f.	Initial Maturity Mortgage Loan Balance,
g.	Appraised Value ($) and
h.	Units

of the Mortgage Loan and Property, as applicable, all as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Mortgage Loan TTM NOI DSCR,
ii.	Mortgage Loan TTM NCF DSCR,
iii.	Mortgage Loan TTM NOI DSCR (At LIBOR Cap),
iv.	Mortgage Loan TTM NCF DSCR (At LIBOR Cap),
v.	Cut-off Date Mortgage Loan LTV,
vi.	Maturity Date Mortgage Loan LTV,
vii.	Mortgage Loan TTM NOI DY,
viii.	Mortgage Loan TTM NCF DY and
ix.	Cut-off Date Mortgage Loan Balance per Unit ($)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the “Mortgage Loan TTM NOI DSCR,” “Mortgage Loan TTM NCF DSCR,” “Mortgage Loan TTM NOI DSCR (At LIBOR Cap)” and “Mortgage Loan TTM NCF DSCR (At LIBOR Cap)” to two decimal places and
b.	Round the “Cut-off Date Mortgage Loan LTV,” “Maturity Date Mortgage Loan LTV,” “Mortgage Loan TTM NOI DY” and “Mortgage Loan TTM NCF DY” to the nearest 1/10th of one percent.

Attachment A Page 5 of 5

12.	Using the:
a.	Master Servicing Fee Rate and
b.	Primary Servicing Fee Rate

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Servicer Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

13.	Using the:
a.	Servicer Fee,
b.	Trustee & Paying Agent Fee,
c.	Operating Advisor Fee and
d.	CREFC Fee

of the Mortgage Loan, all as shown on the Final Data File, we recalculated the “Admin. Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

14.	Using the:
a.	Admin. Fee and
b.	Mortgage Loan Margin

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Net Margin Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan Source Documents

Source Document Title	Source Document Date

Promissory Note	14 November 2018

Loan Agreement	14 November 2018

Settlement Statement	14 November 2018

Guaranty Agreement	14 November 2018

Cash Management Agreement	14 November 2018

Transaction Summary	13 November 2018

Bloomberg Screenshot for LIBOR Cap Provider Rating	Not Dated

Letter of Credit	6 November 2018

Property Source Documents

Source Document Title	Source Document Date

Appraisal Report	19 October 2018

Engineering Report	10 September 2018

Environmental Phase I Report	10 September 2018

USPS Internet Site (www.usps.gov)	Not Applicable

Underwriter’s Summary Report	14 November 2018

Pro Forma Title Policy	Not Dated

Ground Lease Agreement	14 October 1999

Ground Lease Estoppels	14 November 2018

Exhibit 1 to Attachment A Page 2 of 2

Property Source Documents: (continued)

Source Document Title	Source Document Date

Property Management Agreement	22 March 2006

Assignment, Assumption and Amendment of Property Management Agreement	30 June 2016

Holding Rent and Tax Summary Agreements	Various

Insurance Review	9 October 2018

STR Reports	Various

Property Operating Statements	Various

Exhibit 2 to Attachment A Page 1 of 6

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document

Street Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
County	Appraisal Report
Zip Code	USPS Internet Site (www.usps.gov)
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Units	Underwriter’s Summary Report
Unit Type	Underwriter’s Summary Report
Flag	Appraisal Report

Third Party Information:

Characteristic	Source Document

Appraised Value ($)	Appraisal Report
Appraisal Cap Rate	Appraisal Report
Date of Appraisal (Valuation Date)	Appraisal Report
Phase I Date	Environmental Phase I Report
Engineering Report Date	Engineering Report

Underwriting Information: (see Note 2)

Characteristic	Source Document

2014 Available Room Nights	Underwriter’s Summary Report
2015 Available Room Nights	Underwriter’s Summary Report
2016 Available Room Nights	Underwriter’s Summary Report
2017 Available Room Nights	Underwriter’s Summary Report
TTM Available Room Nights	Underwriter’s Summary Report
2014 Occupied Room Nights	Underwriter’s Summary Report
2015 Occupied Room Nights	Underwriter’s Summary Report
2016 Occupied Room Nights	Underwriter’s Summary Report
2017 Occupied Room Nights	Underwriter’s Summary Report
TTM Occupied Room Nights	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 2 of 6

Underwriting Information: (continued)

Characteristic	Source Document

2014 Occupancy	Underwriter’s Summary Report
2015 Occupancy	Underwriter’s Summary Report
2016 Occupancy	Underwriter’s Summary Report
2017 Occupancy	Underwriter’s Summary Report
TTM Occupancy	Underwriter’s Summary Report
2014 Average Daily Room Rate ($)	Underwriter’s Summary Report
2015 Average Daily Room Rate ($)	Underwriter’s Summary Report
2016 Average Daily Room Rate ($)	Underwriter’s Summary Report
2017 Average Daily Room Rate ($)	Underwriter’s Summary Report
TTM Average Daily Room Rate ($)	Underwriter’s Summary Report
2014 RevPAR ($)	Underwriter’s Summary Report
2015 RevPAR ($)	Underwriter’s Summary Report
2016 RevPAR ($)	Underwriter’s Summary Report
2017 RevPAR ($)	Underwriter’s Summary Report
TTM RevPAR ($)	Underwriter’s Summary Report
2014 Room Revenue ($)	Underwriter’s Summary Report
2015 Room Revenue ($)	Underwriter’s Summary Report
2016 Room Revenue ($)	Underwriter’s Summary Report
2017 Room Revenue ($)	Underwriter’s Summary Report
TTM Room Revenue ($)	Underwriter’s Summary Report
2014 Total Revenue ($)	Underwriter’s Summary Report
2015 Total Revenue ($)	Underwriter’s Summary Report
2016 Total Revenue ($)	Underwriter’s Summary Report
2017 Total Revenue ($)	Underwriter’s Summary Report
TTM Total Revenue ($)	Underwriter’s Summary Report
2014 Total Expenses ($)	Underwriter’s Summary Report
2015 Total Expenses ($)	Underwriter’s Summary Report
2016 Total Expenses ($)	Underwriter’s Summary Report
2017 Total Expenses ($)	Underwriter’s Summary Report
TTM Total Expenses ($)	Underwriter’s Summary Report
2014 NOI ($)	Underwriter’s Summary Report
2015 NOI ($)	Underwriter’s Summary Report
2016 NOI ($)	Underwriter’s Summary Report
2017 NOI ($)	Underwriter’s Summary Report
TTM NOI ($)	Underwriter’s Summary Report
2014 Capex ($)	Underwriter’s Summary Report
2015 Capex ($)	Underwriter’s Summary Report
2016 Capex ($)	Underwriter’s Summary Report
2017 Capex ($)	Underwriter’s Summary Report
TTM Capex ($)	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 6

Underwriting Information: (continued)

Characteristic	Source Document

2014 NCF ($)	Underwriter’s Summary Report
2015 NCF ($)	Underwriter’s Summary Report
2016 NCF ($)	Underwriter’s Summary Report
2017 NCF ($)	Underwriter’s Summary Report
TTM NCF ($)	Underwriter’s Summary Report
TTM Date	Underwriter’s Summary Report
Underwritten Available Room Nights	Underwriter’s Summary Report
Underwritten Occupied Room Nights	Underwriter’s Summary Report
Underwritten Occupancy	Underwriter’s Summary Report
Underwritten Average Daily Room Rate ($)	Underwriter’s Summary Report
Underwritten RevPAR ($)	Underwriter’s Summary Report
Underwritten Room Revenue ($)	Underwriter’s Summary Report
Underwritten Total Revenue ($)	Underwriter’s Summary Report
Underwritten Total Expenses ($)	Underwriter’s Summary Report
Underwritten NOI ($)	Underwriter’s Summary Report
Underwritten Capex ($)	Underwriter’s Summary Report
Underwritten Net Cash Flow ($)	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document

Initial Tax Escrow	Loan Agreement
Monthly Tax Escrow	Loan Agreement
Monthly Tax Escrow Cash or LOC	Loan Agreement
Monthly Tax Escrow Cap	Loan Agreement
Terms/Description of Springing Tax Escrow (If applicable)	Loan Agreement
Initial Insurance Escrow	Loan Agreement
Monthly Insurance Escrow	Loan Agreement
Monthly Insurance Escrow Cash or LOC	Loan Agreement
Monthly Insurance Escrow Cap	Loan Agreement
Terms/Description of Springing Insurance Escrow (If applicable)	Loan Agreement
Replacement Reserves Initial Deposit Amount	Loan Agreement
Replacement Reserves Monthly Deposit Amount	Loan Agreement
Replacement Reserves Monthly Deposit Amount Cash or LOC	Loan Agreement
Monthly Replacement Reserves Cap	Loan Agreement
Terms/Description of Replacement Reserves	Loan Agreement
Upfront Other	Loan Agreement
Upfront Other Description	Loan Agreement

Exhibit 2 to Attachment A Page 4 of 6

Reserve and Escrow Information: (continued)

Characteristic	Source Document

Ground Lease Reserve Initial Deposit Amount	Loan Agreement
Ground Lease Reserve Monthly Deposit Amount	Loan Agreement
Ground Lease Reserve Monthly Deposit Amount Cash or LOC	Loan Agreement
Monthly Ground Lease Reserve Cap	Loan Agreement
Terms/Description of Springing Ground Lease Escrow (If applicable)	Loan Agreement

Mortgage Loan Information:

Characteristic	Source Document(s)

Borrower Entity	Loan Agreement
Guarantor	Guaranty Agreement
Original Mortgage Loan Balance	Loan Agreement
Note Date	Loan Agreement
Payment Day of Month (and Business Day Convention)	Loan Agreement
First Payment Date	Loan Agreement
Initial Maturity Date	Loan Agreement
Extension Options (Yes/No)	Loan Agreement
Extension Options Description	Loan Agreement
Fully Extended Maturity Date	Loan Agreement
First Extension Spread Increase	Loan Agreement
Second Extension Spread Increase	Loan Agreement
Third Extension Spread Increase	Loan Agreement
Extension Fee Description	Loan Agreement
Exit Fees	Loan Agreement
Payment Grace Period Event of Default	Loan Agreement
Payment Grace Period Event of Late Fee	Loan Agreement
Balloon Grace Period Event of Default	Loan Agreement
Balloon Grace Period Event of Late Fee (see Note 3)	Loan Agreement
Interest Accrual Period Start	Loan Agreement
Interest Accrual Period End	Loan Agreement
Interest Rate Adjustment Frequency	Loan Agreement
LIBOR Rounding Methodology	Loan Agreement
LIBOR Lookback Days	Loan Agreement
LIBOR Floor	Loan Agreement

Exhibit 2 to Attachment A Page 5 of 6

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

LIBOR Cap	Transaction Summary
LIBOR Cap Expiration Date	Transaction Summary
LIBOR Cap Provider	Transaction Summary
LIBOR Cap Provider Rating (M/S&P/F)	Bloomberg Screenshot for LIBOR Cap Provider Rating
LIBOR Cap After Extension	Loan Agreement
Mortgage Loan Margin	Loan Agreement
Rate Type	Loan Agreement
Amortization Type (During Initial Term and Extended Term)	Loan Agreement
Accrual Basis	Loan Agreement
Prepayment String	Loan Agreement
Partial Collateral Release (Y/N)	Loan Agreement
Future Debt Permitted? (Y/N)	Loan Agreement
Substitution Allowed (Y/N)	Loan Agreement
Lockbox (Y/N)	Loan Agreement
Lockbox Type (see Note 4)	Loan Agreement and Cash Management Agreement
Cash Management (see Note 5)	Loan Agreement and Cash Management Agreement
Terms/Description of Springing Lockbox (If applicable)	Loan Agreement
Assumption Fee	Loan Agreement
Single Purpose Entity (Y/N)	Loan Agreement
Loan Purpose	Settlement Statement
Ownership Interest	Pro Forma Title Policy
Ground Lease Expiration Date	Ground Lease Agreement
Ground Lease Extension Options	Ground Lease Agreement
Annual Ground Lease Payment	Ground Lease Agreement
Ground Lease Escalation Terms	Ground Lease Agreement

Exhibit 2 to Attachment A Page 6 of 6

Notes:

1.	For the purpose of comparing the:
a.	Street Address,
b.	City and
c.	State

characteristics, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

3.	The Depositor instructed us to use the “Payment Grace Period Event of Late Fee,” as shown in the applicable Source Document, for the “Balloon Grace Period Event of Late Fee” characteristic, as the applicable Source Document did not specify a grace period for the payment due on the “Initial Maturity Date” or another maturity date during any extension period.

4.	For the purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to use “Hard” if the applicable Source Document(s) require the Borrower to deliver notices to each of the credit card companies or credit card clearing banks with which the Borrower or property manager has entered into merchant’s agreements to deliver all receipts payable with respect to the Property directly to the applicable lockbox account.

5.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” for the “Cash Management” characteristic if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events that are described in the applicable Source Document(s), revenue in the lockbox account is transferred to an account controlled by the Borrower, and
b.	Upon the occurrence of an event of default or one or more specific trigger events that are described in the applicable Source Document(s), revenue in the lockbox account is transferred to a cash management account controlled by the lender, and the funds are used to pay monthly debt service and reserve payments, as described in the applicable Source Document(s).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property No.
Property Name
Appraisal Type
Phase II Date
Seismic Report Date
Seismic PML %
Amount Floored?
Amount Capped
Partial Collateral Release Description
Release Premium
Substitution Provision Description
Future Debt Description
Sponsor
Master Servicing Fee Rate
Primary Servicing Fee Rate
Trustee & Paying Agent Fee
Operating Advisor Fee
CREFC Fee

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.